Subsidiary Guarantor Information	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Subsidiary Guarantor Information
NOTE 30.	SUBSIDIARY GUARANTOR INFORMATION
The following consolidating information presents: (i) condensed consolidated statements of financial position at December 31, 2020 and 2019 and condensed consolidated statements of comprehensive income and cash flows for the years ended December 31, 2020, 2019 and 2018 of Petróleos Mexicanos, the Subsidiary Guarantors and the
Non-Guarantor
Subsidiaries (as defined below).
These condensed consolidated statements were prepared in conformity with IFRS, with one exception: for the purposes of the presentation of the subsidiary guarantor information, the Subsidiary Entities and Subsidiary Companies have been accounted for as investments under the equity method by Petróleos Mexicanos. Earnings of subsidiaries are therefore reflected in Petróleos Mexicanos’ investment account and earnings. The principal elimination entries eliminate Petróleos Mexicanos’ investment in subsidiaries and inter-company
balances and transactions. Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services (merged with Pemex Exploration and Production as of June 30, 2019), Pemex Logistics (collectively, the “Subsidiary Guarantors”) and Pemex Ethylene (merged with Pemex Industrial Transformation as of June 30, 2019) and Pemex Fertilizers are
100%-owned
subsidiaries of the Mexican Government. The guarantees by the Subsidiary Guarantors of Petróleos Mexicanos’ payment obligations under this indebtedness are full, unconditional, joint and several. Pemex Ethylene, Pemex Fertilizers, Pemex Finance Ltd. and the Subsidiary Companies collectively comprise the non-guarantor
subsidiaries (the
“Non-Guarantor
Subsidiaries”).
The Pemex Project Funding Master Trust (the “Master Trust”), which was a trust formed for the purpose of financing PEMEX’s projects, was dissolved effective December 20, 2011 and is no longer consolidated in the financial statements of PEMEX as of December 31, 2011 and thereafter.
The following table sets forth, as of December 31, 2020, the principal amount outstanding of the registered debt securities originally issued by the Master Trust. As noted above, Petróleos Mexicanos has assumed, as primary obligor, all of the obligations of the Master Trust under these debt securities. The obligations of Petróleos Mexicanos are guaranteed by the Subsidiary Guarantors:
Table 1: Registered Debt Securities originally issued by the Master Trust and Assumed by Petróleos Mexicanos

Security	Primary obligor	Guarantors	Principal amount outstanding (U.S. $)
6.625% Guaranteed Bonds due 2035	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	2,749,000

6.625% Guaranteed Bonds due 2038	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	491,175

8.625% Bonds due 2022	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	89,609

8.625% Guaranteed Bonds due 2023	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	63,705

9.50% Guaranteed Bonds due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	219,217

The following table sets forth, as of December 31, 2020, the principal amount outstanding of the registered debt securities issued by Petróleos Mexicanos, and guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics.
Table 2: Registered Debt Securities originally issued by Petróleos Mexicanos

Security	Issuer	Guarantors	Principal amount outstanding (U.S. $)
Floating Rate Notes due 2022	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	500,448

9.50% Global Guaranteed Bonds due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	102,149

5.50% Notes due 2021	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	806,540

3.500% Notes due 2023	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,143,938

4.875% Notes due 2024	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,031,954

6.625% Notes due 2035	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	2,749,000
6.500% Bonds due 2041	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,560,521

4.875% Notes due 2022	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	639,371

5.375% Notes due 2022	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	447,340

5.50% Bonds due 2044	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	793,638

6.375% Bonds due en 2045	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,560,461

5.625% Bonds due 2046	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	947,279
4.500% Notes due 2026	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,386,032

4.250% Notes due 2025	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	790,153

6.375% Notes due 2021	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	192,826

6.875% Notes due 2026	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	2,970,334

4.625% Notes due 2023	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	895,444

6.750% Bonds due 2047	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	5,997,558

5.350% Notes due 2028	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	2,482,468

6.350% Bonds due 2048	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	2,882,540

6.500% Notes due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	5,478,577

5.950% Notes due 2031	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	3,777,381
6.490% Notes due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	2,341,377

6.840% Notes due 2030	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	4,387,135

6.950% Bonds due 2060	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	3,796,812

7.690% Bonds due 2050	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	8,047,831

6.500% Notes due 2029	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,986,963
Petróleos Mexicanos is the only PEMEX entity that had debt securities registered with the SEC outstanding as of December 31, 2020 and as of the date of these consolidated financial statements, and all guaranteed debt is issued by Petróleos Mexicanos. The guaranties of the Subsidiary Guarantors are full and unconditional and joint and several. PEMEX’s management has not presented separate financial statements for the Subsidiary Guarantors, because it has determined that such information is not material to investors.

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF FINANCIAL POSITION
As of December 31, 2020

	Petróleos Mexicanos	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	PEMEX consolidated
Assets
Current assets
Cash and cash equivalents	Ps. 9,394,220	Ps. 4,970,074	Ps. 25,625,487	Ps. —	Ps. 39,989,781
Trade and other accounts receivable, derivative financial instruments and other current assets	46,962,377	139,800,991	50,500,929	—	237,264,297
Accounts receivable—inter-company	800,429,251	1,061,537,492	131,931,674	(1,993,898,417)	—
Inventories	889,543	41,946,007	9,770,111	—	52,605,661

Total current assets	857,675,391	1,248,254,564	217,828,201	(1,993,898,417)	329,859,739
Long-term receivables—intercompany	1,824,398,719	—	988,069	(1,825,386,788)	—
Investments in joint ventures and associates	(1,358,455,811)	45,295,025	75,662,389	1,249,513,526	12,015,129
Wells, pipelines, properties, plant and equipment-net	8,548,022	1,209,708,979	57,872,520	—	1,276,129,521
Long-term notes receivables	1,999	884,828	—	—	886,827
Right of use	759,133	56,949,499	1,486,625	—	59,195,257
Deferred taxes	59,277,027	45,431,025	3,821,147	—	108,529,199
Intangible assets	25,650	21,639,537	1,110,597	—	22,775,784
Mexican Government Bonds	111,512,962	—	—	—	111,512,962
Other assets	—	780,426	6,803,084	—	7,583,510

Total assets	1,503,743,092	2,628,943,883	365,572,632	(2,569,771,679)	1,928,487,928

Liabilities
Current liabilities
Current portion of long-term debt	334,770,935	6,642,039	49,684,293	—	391,097,267
Accounts payable—inter-company	1,360,720,755	552,292,445	78,413,852	(1,991,427,052)	—
Other current liabilities	18,629,284	325,647,266	37,036,254	—	381,312,804

Total current liabilities	1,714,120,974	884,581,750	165,134,399	(1,991,427,052)	772,410,071
Long-term debt	1,825,964,253	27,513,661	14,152,136	—	1,867,630,050
Long-term payables—inter-company	—	1,825,630,931	2,227,221	(1,827,858,152)	—
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	368,754,587	1,315,022,188	9,398,062	—	1,693,174,837

Total liabilities	3,908,839,814	4,052,748,530	190,911,818	(3,819,285,204)	4,333,214,958

Equity (deficit), net	(2,405,096,722)	(1,423,804,647)	174,660,814	1,249,513,525	(2,404,727,030)

Total liabilities and equity	Ps.1,503,743,092	Ps.2,628,943,883	Ps.365,572,632	Ps.(2,569,771,679)	Ps.1,928,487,928

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF FINANCIAL POSITION
As of December 31, 2019

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Assets
Current assets
Cash and cash equivalents	Ps.	28,234,857	Ps.	4,826,057	Ps.	27,560,717	Ps.	—	Ps.	60,621,631
Trade and other accounts receivable, derivative financial instruments and other current assets		21,286,590		121,770,414		56,684,210		—		199,741,214
Accounts receivable—inter-company		592,503,940		1,134,820,799		129,911,984		(1,857,236,723)		—
Inventories		459,131		51,833,240		30,379,825		—		82,672,196

Total current assets		642,484,518		1,313,250,510		244,536,736		(1,857,236,723)		343,035,041
Long-term receivables—intercompany		1,692,840,909		—		1,615,441		(1,694,456,350)		—
Investments in joint ventures and associates		(980,054,315)		10,757,092		73,151,606		911,020,196		14,874,579
Wells, pipelines, properties, plant and equipment-net		9,706,301		1,234,911,644		32,930,617		—		1,277,548,562
Long-term notes receivables		121,626,851		938,455		—		—		122,565,306
Right of use		1,385,617		67,564,544		1,868,153		—		70,818,314
Deferred taxes		81,127,820		50,735,224		4,303,703		—		136,166,747
Intangible assets		130,535		13,018,022		1,435,967		—		14,584,524
Other assets		—		564,971		4,089,036		—		4,654,007

Total assets		1,569,248,236		2,691,740,462		363,931,259		(2,640,672,877)		1,984,247,080
Liabilities
Current liabilities
Current portion of long-term debt		209,291,307		2,942,757		32,690,121		—		244,924,185
Accounts payable—inter-company		1,275,967,793		471,706,488		106,934,283		(1,854,608,564)		—
Other current liabilities		23,694,401		230,345,159		53,239,883		—		307,279,443

Total current liabilities		1,508,953,501		704,994,404		192,864,287		(1,854,608,564)		552,203,628
Long-term debt		1,694,319,842		28,300,551		15,629,510		—		1,738,249,903
Long-term payables—inter-company		—		1,694,801,416		2,283,093		(1,697,084,509)		—
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		363,041,463		1,247,581,410		14,579,978		—		1,625,202,851

Total liabilities		3,566,314,806		3,675,677,781		225,356,868		(3,551,693,073)		3,915,656,382

Equity (deficit), net		(1,997,066,570)		(983,937,319)		138,574,391		911,020,196		(1,931,409,302)

Total liabilities and equity	Ps.	1,569,248,236	Ps.	2,691,740,462	Ps.	363,931,259	Ps.	(2,640,672,877)	Ps.	1,984,247,080

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF COMPREHENSIVE INCOME
For the year ended December 31, 2020

	Petróleos Mexicanos	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	PEMEX consolidated
Net sales	—	1,115,845,485	459,202,040	(626,101,165)	948,946,360
Services income	78,461,654	88,034,087	12,253,482	(174,033,739)	4,715,484

Total sales revenues	78,461,654	1,203,879,572	471,455,522	(800,134,904)	953,661,844
(Impairment) of wells, pipelines, properties, plant and equipment	—	(36,303,470)	(50,230)	—	(36,353,700)
Cost of sales	982,896	1,090,745,812	460,296,695	(719,410,713)	832,614,690

Gross income	77,478,758	76,830,290	11,108,597	(80,724,191)	84,693,454
Other revenues (expenses), net	170,887	5,733,633	4,635,082	34,530	10,574,132

Total general expenses	75,817,961	154,020,378	9,198,761	(80,706,414)	158,330,686

Operating income	1,831,684	(71,456,455)	6,544,918	16,753	(63,063,100)
Financing cost, net	(54,710,062)	(70,134,087)	(3,066,150)	(16,754)	(127,927,053)
Foreign exchange income, net	(1,778,917)	(125,864,355)	(1,306,032)	—	(128,949,304)
Profit (loss) sharing in joint ventures and associates	(433,417,288)	1,288,687	(12,588,491)	441,176,559	(3,540,533)

(Loss) income before taxes, duties and other	(488,074,583)	(266,166,210)	(10,415,755)	441,176,558	(323,479,990)
Total taxes, duties and other	20,804,230	159,451,307	5,316,538	—	185,572,075

Net (loss) income for the year	(508,878,813)	(425,617,517)	(15,732,293)	441,176,558	(509,052,065)
Total other comprehensive result	(6,062,096)	(12,844,301)	7,600,985	—	(11,305,412)

Total comprehensive result for the year	(514,940,909)	(438,461,818)	(8,131,308)	441,176,558	(520,357,477)

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF COMPREHENSIVE INCOME
For the year ended December 31, 2019

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Net sales	Ps.	—	Ps.	1,623,118,346	Ps.	712,266,064	Ps.	(942,521,905)	Ps.	1,392,862,505
Services income		59,915,165		131,935,732		9,683,190		(192,425,407)		9,108,680

Total sales revenues		59,915,165		1,755,054,078		721,949,254		(1,134,947,312)		1,401,971,185
(Impairment) of wells, pipelines, properties, plant and equipment		—		(27,672,704)		(3,610,450)		—		(31,283,154)
Cost of sales		989,308		1,488,250,706		705,101,991		(1,071,408,581)		1,122,933,424

Gross income		58,925,857		239,130,668		13,236,813		(63,538,731)		247,754,607
Other revenues (expenses), net		139,412		3,048,907		4,616,272		(75,835)		7,728,756

Total general expenses		62,645,185		141,628,000		11,974,223		(63,592,675)		152,654,733

Operating income		(3,579,916)		100,551,575		5,878,862		(21,891)		102,828,630
Financing cost, net		(66,593,657)		(57,364,522)		(2,953,372)		21,891		(126,889,660)
Foreign exchange income, net		3,912,176		82,143,830		874,382		—		86,930,388
Profit (loss) sharing in joint ventures and associates		(292,585,923)		116,536		(4,297,609)		295,609,103		(1,157,893)

(loss) income before taxes, duties and other		(358,847,320)		125,447,419		(497,737)		295,609,103		61,711,465
Total taxes, duties and other		(11,557,958)		352,239,318		3,142,129		—		343,823,489

Net (loss) income for the year		(347,289,362)		(226,791,899)		(3,639,866)		295,609,103		(282,112,024)
Total other comprehensive result		(55,495,859)		(253,482,329)		(375,252)		(2,669,406)		(312,022,846)

Total comprehensive result for the year	Ps.	(402,785,221)	Ps.	(480,274,228)	Ps.	(4,015,118)	Ps.	292,939,697	Ps.	(594,134,870)

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF COMPREHENSIVE INCOME
For the year ended December 31, 2018

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Net sales	Ps.	—	Ps.	1,941,467,663	Ps.	912,726,857	Ps.	(1,181,748,372)	Ps.	1,672,446,148
Services income		75,979,835		113,113,024		5,960,807		(186,380,664)		8,673,002

Total sales revenues		75,979,835		2,054,580,687		918,687,664		(1,368,129,036)		1,681,119,150
Reversal (impairment) of wells, pipelines, properties, plant and equipment		—		25,384,888		(3,965,891)		—		21,418,997
Cost of sales		1,905,865		1,536,120,030		910,525,715		(1,249,040,049)		1,199,511,561

Gross income		74,073,970		543,845,545		4,196,058		(119,088,987)		503,026,586
Other revenues (expenses), net		73,183		(26,020,067)		8,710,216		40,289,179		23,052,511

Total general expenses		69,479,218		158,965,537		10,248,039		(80,014,104)		158,678,690

Operating income		4,667,935		358,859,941		2,658,235		1,214,296		367,400,407
Financing cost, net		(64,226,376)		(46,203,154)		(475,599)		(523,384)		(111,428,513)
Foreign exchange income, net		(3,832,933)		26,526,563		965,850		—		23,659,480
Profit (loss) sharing in joint ventures and associates		(125,246,527)		53,058		2,164,868		124,555,613		1,527,012

Income (loss) before taxes, duties and other		(188,637,901)		339,236,408		5,313,354		125,246,525		281,158,386
Total taxes, duties and other		(8,272,851)		466,788,123		3,062,951		—		461,578,223

Net (loss) income for the year		(180,365,050)		(127,551,715)		2,250,403		125,246,525		(180,419,837)
Total other comprehensive result		47,357,316		176,174,564		(140,133)		—		223,391,747

Total comprehensive result for the year	Ps.	(133,007,734)	Ps.	48,622,849	Ps.	2,110,270	Ps.	125,246,525	Ps.	42,971,910

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF CASH FLOWS
For the year ended December 31, 2020

	Petróleos Mexicanos	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	PEMEX consolidated
Operating activities:
Net (loss) income for the year	(508,878,813)	(425,617,517)	(15,507,766)	440,952,031	(509,052,065)
Income tax and duties	20,804,230	159,451,307	5,316,538	—	185,572,075
Depreciation and amortization	1,066,176	126,778,686	1,786,958	—	129,631,820
Amortization of intangible assets	453,081	(30,155)	56,062	—	478,988
Impairment of wells, pipelines, properties, plant and equipment	—	36,303,471	50,229	—	36,353,700
Capitalized unsuccesful wells	—	10,947,702	—	—	10,947,702
Unsuccesful wells from intangible assets	—	8,404,284	—	—	8,404,284
Disposal of wells, pipelines, properties, plant and equipment	94,065	3,004,053	2,199,444	—	5,297,562
Disposal of intangible asset			396,118		396,118
Amortization of rights of use	644,838	5,453,688	1,130,705	—	7,229,231
Cancellation of rights of use	—	(1,101,987)	—	—	(1,101,987)
Gain on sale of subsidiary entity	—	—	(707,533)	—	(707,533)
Effects of net present value of reserve for well abandonment	—	4,555,692	—	—	4,555,692
Profit (loss) sharing in investments	441,125,283	(41,685)	3,582,218	(441,125,283)	3,540,533
Unrealized foreign exchange loss (gain)	117,158,102	12,040,638	3,267,503	—	132,466,243
Interest expense	134,335,289	25,908,927	1,521,026	—	161,765,242
Interest income	(11,617,299)	(5,124,749)	—	—	(16,742,048)
Funds (used in) from operating activities:
Taxes	1,349,021	(155,315,035)	(3,725,449)	—	(157,691,463)
Accounts receivable, accounts payable, derivative financial instruments and accrued liabilities	(16,644,218)	(692,255)	22,115,695	—	4,779,222
Employee benefits	(355,666)	64,873,037	(5,347,025)	—	59,170,346
Inter-company charges and deductions	(147,308,477)	37,878,271	35,319,045	74,111,161	—

Cash flows (used in) from operating activities	32,225,612	(92,323,627)	51,453,768	73,937,909	65,293,662
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets	(349,555)	(97,841,648)	(40,426,953)	—	(138,618,156)
Other assets and other receivables	930,596	(812,028)	(2,640,055)	—	(2,521,487)
(Increase) decrease due to Inter-company investing	(194,281,597)	—	627,372	193,654,225	—

Cash flows used in investing activities	(193,700,556)	(98,653,676)	(42,439,636)	193,654,225	(141,139,643)
Financing activities:
Increase in equity due to Certificates of Contribution “A”	46,256,000	—	—	—	46,256,000
Long-terms and interest received from the Mexican Government	5,800,940	—	—	—	5,800,940
Lease payments of principal and interest	(396,917)	(8,266,969)	(1,346,915)	—	(10,010,801)
Loans obtained from financial institutions	730,222,863	1,046	557,905,959	—	1,288,129,868
Debt payments, principal only	(601,448,338)	(4,828,154)	(545,685,655)	—	(1,151,962,147)
Interest paid	(122,553,204)	(7,200,077)	(1,235,869)	—	(130,989,150)
Inter-company increase (decrease) financing	84,752,963	211,415,474	(28,576,303)	(267,592,134)	—

Cash flows provided by financing activities:	142,634,307	191,121,320	(18,938,783)	(267,592,134)	47,224,710
Net (decrease) increase in cash and cash equivalents	(18,840,637)	144,017	(9,924,651)	—	(28,621,271)
Effects of change in cash value	—	—	7,989,421	—	7,989,421
Cash and cash equivalents at the beginning of the year	28,234,857	4,826,057	27,560,717	—	60,621,631

Cash and cash equivalents at the end of the year	9,394,220	4,970,074	25,625,487	—	39,989,781

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF CASH FLOWS
For the year ended December 31, 2019

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Operating activities:
Net (loss) income for the year	Ps.	(347,289,363)	Ps.	(225,457,279)	Ps.	(4,974,486)	Ps.	295,609,104	Ps.	(282,112,024)
Income tax and duties		(11,557,958)		352,291,238		3,090,209		—		343,823,489
Depreciation and amortization		1,183,741		134,134,135		1,869,134		—		137,187,010
Amortization of intangible assets		373,961		86,342		83,069		—		543,372
Impairment of wells, pipelines, properties, plant and equipment		—		27,672,705		3,610,449		—		31,283,154
Capitalized unsuccesful wells		—		71,604,308		—		—		71,604,308
Unsuccesful wells from intangible assets		—		7,990,877		—		—		7,990,877
Disposal of wells, pipelines, properties, plant and equipment		14,115		1,492,916		1,034,527		—		2,541,558
Amortization of rights of use		639,877		5,439,642		1,349,756		—		7,429,275
Effects of net present value of reserve for well abandonment		—		(258,816)		—		—		(258,816)
Profit (loss) sharing in investments		296,230,824		(538,281)		(1,473,955)		(293,060,695)		1,157,893
Unrealized foreign exchange loss (gain)		(74,439,514)		(2,867,091)		(938,369)		—		(78,244,974)
Interest expense		118,543,971		12,446,222		1,871,147		—		132,861,340
Interest income		(22,964,784)		(5,410,645)		(860,174)		—		(29,235,603)
Funds (used in) from operating activities:
Accounts receivable, accounts payable, derivative financial instruments and accrued liabilities		11,279,402		32,413,620		675,345		—		44,368,367
Taxes		(10,682,007)		(356,254,147)		(5,737,259)		—		(372,673,413)
Employee benefits		52,052,212		9,322,327		5,580,162		—		66,954,701
Inter-company charges and deductions		(439,039,267)		176,676,691		5,349,241		257,013,335		—

Cash flows (used in) from operating activities		(425,654,790)		240,784,764		10,528,796		259,561,744		85,220,514
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(232,592)		(132,206,201)		5,564,862		—		(126,873,931)
Other assets and other receivables		14,743,694		933,269		(101,835)		—		15,575,128
(Increase) decrease due to Inter-company investing		401,422,502		—		—		(401,422,502)		—

Cash flows used in investing activities		415,933,604		(131,272,932)		5,463,027		(401,422,502)		(111,298,803)
Financing activities:
Increase in equity due to Certificates of Contribution “A”		122,131,000		41,956,917		(41,956,917)		—		122,131,000
Long-terms and interest received from the Mexican Government		38,704,883		—		—		—		38,704,883
Lease payments		(588,463)		(8,745,025)		(1,375,933)		—		(10,709,421)
Loans obtained from financial institutions		824,049,426		46,297		343,739,223		—		1,167,834,946
Debt payments, principal only		(851,077,341)		(4,826,936)		(329,138,006)		—		(1,185,042,283)
Interest paid		(120,450,950)		(6,104,160)		(1,390,093)		—		(127,945,203)
Inter-company increase (decrease) financing		—		(143,484,166)		1,623,408		141,860,758		—

Cash flows provided by financing activities:		12,768,555		(121,157,073)		(28,498,318)		141,860,758		4,973,922
Net (decrease) increase in cash and cash equivalents		3,047,369		(11,645,241)		(12,506,495)		—		(21,104,367)
Effects of change in cash value		—		—		(186,411)		—		(186,411)
Cash and cash equivalents at the beginning of the year		25,187,488		16,471,298		40,253,623		—		81,912,409

Cash and cash equivalents at the end of the year	Ps.	28,234,857	Ps.	4,826,057	Ps.	27,560,717	Ps.	—	Ps.	60,621,631

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF CASH FLOWS
For the year ended December 31, 2018

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Operating activities:
Net (loss) income for the year	Ps.	(180,365,050)	Ps.	(127,551,718)	Ps.	2,305,189	Ps.	125,191,742	Ps.	(180,419,837)
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization		1,274,179		149,747,232		2,360,629		—		153,382,040
Amortization of intangible assets		2,446,445		86,332		110,549		—		2,643,326
Impairment of wells, pipelines, properties, plant and equipment		—		(25,384,888)		3,965,891		—		(21,418,997)
Capitalized unsuccesful wells		—		15,443,086		—		—		15,443,086
Unsuccesful wells from intangible assets		—		(2,171,218)		—		—		(2,171,218)
Disposal of wells, pipelines, properties, plant and equipment		872,527		12,226,128		3,786,609		—		16,885,264
Gain on sale of share in joint ventures and associates		—		(10,257)		(690,914)		—		(701,171)
Effects of net present value of reserve for well abandonment		—		(6,953,200)		—		—		(6,953,200)
Profit (loss) sharing in investments		125,246,527		(538,281)		(1,473,955)		(124,761,303)		(1,527,012)
Unrealized foreign exchange loss (gain)		(19,726,271)		446,523		(482,460)		—		(19,762,208)
Interest expense		109,697,028		12,720,032		1,452,624		—		123,869,684
Interest income		(9,520,962)		—		—		—		(9,520,962)
Funds (used in) from operating activities:
Accounts receivable, accounts payable, derivative financial instruments and accrued liabilities		51,460,407		(73,421,161)		26,118,293		—		4,157,539
Taxes		(8,881,300)		38,071,896		(157,861)		—		29,032,735
Other assets and other liabilities		559,449		(12,071,857)		(3,244,955)		—		(14,757,363)
Employee benefits		10,519,603		44,858,697		(1,773,416)		—		53,604,884
Inter-company charges and deductions		(14,527,177)		81,240,429		(21,516,287)		(45,196,965)		—

Cash flows (used in) from operating activities		69,055,405		106,737,775		10,759,936		(44,766,526)		141,786,590
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(1,162,685)		(103,408,759)		(4,389,245)		—		(108,960,689)
Proceeds from sale of assets		—		14,568		4,063,776		—		4,078,344
Other assets		3,586,010		212,421		—		—		3,798,431
(Increase) decrease due to Inter-company investing		(47,454,385)		—		—		47,454,385		—

Cash flows used in investing activities		(45,031,060)		(103,181,770)		(325,469)		47,454,385		(101,083,914)
Financing activities:
Loans obtained from financial institutions		510,871,366		—		388,897,646		—		899,769,012
Debt payments, principal only		(450,353,531)		(6,662,318)		(384,017,543)		—		(841,033,392)
Interest paid		(106,313,795)		(7,857,926)		(1,117,668)		—		(115,289,389)
Inter-company increase (decrease) financing		—		8,620,192		(5,932,333)		(2,687,859)		—

Cash flows provided by financing activities:		(45,795,960)		(5,900,052)		(2,169,898)		(2,687,859)		(56,553,769)
Net (decrease) increase in cash and cash equivalents		(21,771,615)		(2,344,047)		8,264,569		—		(15,851,093)
Effects of change in cash value		—		—		(88,252)		—		(88,252)
Cash and cash equivalents at the beginning of the year		46,959,103		18,815,345		32,077,306		—		97,851,754

Cash and cash equivalents at the end of the year	Ps.	25,187,488	Ps.	16,471,298	Ps.	40,253,623	Ps.	—	Ps.	81,912,409